CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Subcription receivable [Member]	Other Comprehensive Loss [Member]	Accumulated Deficit during Development Stage [Member]
Balance at Jul. 04, 2005	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jul. 04, 2005		0
Issuance of stock	0	3,735	(1,935)	(1,800)	0	0
Issuance of stock (in shares)		3,734,740
Interest on subscription receivable	(36)	0	0	(36)	0	0
Net loss	36	0	0	0	0	36
Balance at Dec. 31, 2005	0	3,735	(1,935)	(1,836)	0	36
Balance (in shares) at Dec. 31, 2005		3,734,740
Issuance of stock	3,008,000	1,950	3,006,050	0	0	0
Issuance of stock (in shares)		1,950,364
Interest on subscription receivable	(86)	0	0	(86)	0	0
Net loss	(1,171,419)	0	0	0	0	(1,171,419)
Balance at Dec. 31, 2006	1,836,495	5,685	3,004,115	(1,922)	0	(1,171,383)
Balance (in shares) at Dec. 31, 2006		5,685,104
Interest on subscription receivable	(71)	0	0	(71)	0	0
Stock Based Compensation	5,820	0	5,820	0	0	0
Net loss	(979,076)	0	0	0	0	(979,076)
Balance at Dec. 31, 2007	863,168	5,685	3,009,935	(1,993)	0	(2,150,459)
Balance (in shares) at Dec. 31, 2007		5,685,104
Common Stock issued for services	3,858	25	3,833		0	0
Common Stock issued for services (in shares)		25,060
Interest on subscription receivable	(37)	0	0	(37)	0	0
Stock Based Compensation	16,422	0	16,422	0	0	0
Net loss	(630,859)	0	0	0	0	(630,859)
Balance at Dec. 31, 2008	252,552	5,710	3,030,190	(2,030)	0	(2,781,318)
Balance (in shares) at Dec. 31, 2008		5,710,164
Stock and warrants issued for cash	800,007	437	799,570	0	0	0
Stock and warrants issued for cash (in shares)		436,816
Interest on subscription receivable	(69)	0	0	(69)	0	0
Stock Based Compensation	8,251	0	8,251	0	0	0
Net loss	(148,970)	0	0	0	0	(148,970)
Balance at Dec. 31, 2009	911,771	6,147	3,838,011	(2,099)	0	(2,930,288)
Balance (in shares) at Dec. 31, 2009		6,146,980
Stock and warrants issued for cash	2,000,000	1,092	1,998,908	0	0	0
Stock and warrants issued for cash (in shares)		1,092,030
Equity Offering transaction costs	(91,155)	0	(91,155)	0	0	0
Interest on subscription receivable	(57)	0	0	(57)	0	0
Stock Based Compensation	24,163	0	24,163	0	0	0
Net loss	(1,055,748)	0	0	0	0	(1,055,748)
Balance at Dec. 31, 2010	1,788,974	7,239	5,769,927	(2,156)	0	(3,986,036)
Balance (in shares) at Dec. 31, 2010		7,239,010
Issuance of stock	1,000,000	519	999,481	0	0	0
Issuance of stock (in shares)		518,714
Interest on subscription receivable	(29)	0	0	(29)	0	0
Stock Based Compensation	15,527	0	15,527	0	0	0
Net loss	(1,149,320)	0	0	0	0	(1,149,320)
Balance at Dec. 31, 2011	1,655,152	7,758	6,784,935	(2,185)	0	(5,135,356)
Balance (in shares) at Dec. 31, 2011		7,757,724
Issuance of stock	5,000,000	2,594	4,997,406	0	0	0
Issuance of stock (in shares)		2,593,570
Interest on subscription receivable	(26)	0	0	(26)	0	0
Stock Based Compensation	332,347	0	332,347	0	0	0
Unrealized gain (loss) on marketable securities	(21,795)	0	0	0	(21,795)	0
Net loss	(2,071,255)	0	0	0	0	(2,071,255)
Balance at Dec. 31, 2012	4,894,423	10,351	12,114,689	(2,211)	(21,795)	(7,206,611)
Balance (in shares) at Dec. 31, 2012		10,351,294
Interest on subscription receivable	(1)	0	0	(1)	0	0
Proceeds from subscription receivable	2,212	0	0	2,212	0	0
Stock Based Compensation	263,593	0	263,593	0	0	0
Reverse acquisition of Nile	3,176,000	1,336	3,174,664	0	0	0
Reverse acquisition of Nile (in shares)		1,336,453
Unrealized gain (loss) on marketable securities	20,815	0	0	0	20,815	0
Stock Option Exercise (in shares)	0
Net loss	(8,891,924)	0	0	0	0	(8,891,924)
Balance at Dec. 31, 2013	(534,882)	11,687	15,552,946	0	(980)	(16,098,535)
Balance (in shares) at Dec. 31, 2013		11,687,747
Stock Based Compensation	84,544	0	84,544	0	0	0
Unrealized gain (loss) on marketable securities	576	0	0	0	576	0
Stock Option Exercise	933	3	930	0	0	0
Stock Option Exercise (in shares)	3,112	3,112
Net loss	(1,210,611)	0	0	0	0	(1,210,611)
Balance at Mar. 31, 2014	$ (1,659,440)	$ 11,690	$ 15,638,420	$ 0	$ (404)	$ (17,309,146)
Balance (in shares) at Mar. 31, 2014		11,690,859